GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, Colorado 80111

May 3, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Attention: Filing Desk

RE:	COLI VUL-4 Series Account

Certification under Rule 497(j) (File Nos. 333-145333, 811-22105)

Great-West Life & Annuity Insurance Company

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for COLI VUL-4 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.	the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post Effective Amendment No. 9 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement; and

2.	the text of Post Effective Amendment No. 9 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement, has been filed electronically with the Securities and Exchange Commission on May 26, 2013.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-3821.

COLI VUL-4 Series Account (Registrant)

By: /s/ Julie J. Collett

Julie J. Collett

Lead Counsel